As Filed with the Securities and Exchange Commission on December 8, 2003
REGISTRATION NO.
333-107983
811-04440

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

POST-EFFECTIVE AMENDMENT NO. 1

TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

AND

AMENDMENT NO. 32

TO

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(Exact Name of Registrant)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Name of Depositor)

122 EAST 42ND STREET, SUITE 1900

NEW YORK, NEW YORK 10017

(Address of Depositor's Principal Executive Offices)

DEPOSITOR'S TELEPHONE NUMBER: (212) 983-6352

EDWARD M. SHEA, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

ANNUITIES DIVISION

112 WORCESTER STREET

WELLESLEY HILLS, MASSACHUSETTS 02481

(Name and Address of Agent for Service)

COPIES OF COMMUNICATIONS TO:

JOAN E. BOROS, ESQ.

JORDEN BURT LLP

1025 THOMAS JEFFERSON STREET, N.W.

SUITE 400E

WASHINGTON, D.C. 20007-0805

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It is proposed that this filing will become effective (check appropriate box)

__X__ immediately upon filing pursuant to paragraph (b)

___ _ on (Date) pursuant to paragraph (b)

____ 60 days after filing pursuant to paragraph (a)(1)

____ on [date] pursuant to paragraph (a)(1) of Rule 485.

This Amendment No. 1 to the Registration Statement on Form N-4 (File Nos. 333-107983, 811-04440) is being filed pursuant to Rule 485 (b) under the Securities Act of 1933, as amended, in order to add a supplement to the prospectus. This Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in Pre-Effective Amendment No. 1 to the Registration Statement.

Part A

SUPPLEMENT DATED DECEMBER 8, 2003

TO

PROSPECTUSES DATED MAY 1, 2003
FOR
MFS REGATTA MASTERS CHOICE NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

Nine new Funds Sub-Accounts are being made available through to the Contracts offered by means of the Prospectus. In addition, several funds Sub-Accounts are being closed to future investment by Contracts purchased on or after February 2, 2004. The list of variable investment options, on the first page of the prospectus, is hereby revised as follows:

Large-Cap Value Equity Funds	Mid-Cap Value Equity Funds (continued)
Franklin Templeton VIP Trust Templeton Foreign	Sun Capital Real Estate Fund(R) **
Securities Fund, Class 2	Sun Capital Real Estate Fund(R) - S Class*
Franklin Templeton VIP Trust Templeton Growth	Mid-Cap Blend Equity Funds
Securities Fund - Class 2*	Sun CapitalSM All Cap Fund - S Class*
Lord Abbett Series Fund All Value Portfolio*	Mid-Cap Growth Equity Funds
Lord Abbett Series Fund Growth & Income Portfolio	Lord Abbett Series Fund Growth Opportunities
MFS/ Sun Life Strategic Value - S Class**	Portfolio*
MFS/Sun Life Total Return - S Class	MFS/ Sun Life Mid Cap Growth - S Class**
MFS/ Sun Life Utilities - S Class	Small-Cap Value Equity Funds
MFS/ Sun Life Value - S Class	Franklin Templeton VIP Trust Franklin Small Cap
Large-Cap Blend Equity Funds	Value Securities Fund, Class 2
MFS/ Sun Life Capital Opportunities - S Class	Small-Cap Blend Funds
MFS/ Sun Life Massachusetts Investors Trust	Oppenheimer Main Street Small Cap Fund/VA
- S Class	- Service Shares
MFS/ Sun Life Research - S Class	Small-Cap Growth Equity Funds
MFS/ Sun Life Research International - S Class	MFS/ Sun Life New Discovery - S Class
Oppenheimer Capital Appreciation Fund/VA -	High-Quality Short-Term Bond Funds
Service Shares	PIMCO VIT Low Duration Portfolio*
Oppenheimer Main Street Fund/VA - Service Shares	PIMCO VIT Real Return Portfolio
Large-Cap Growth Equity Funds	High-Quality Intermediate-Term Bond Funds
MFS/ Sun Life Capital Appreciation - S Class**	MFS/ Sun Life Government Securities - S Class
MFS/ Sun Life Emerging Growth - S Class	Sun Capital Investment Grade Bond Fund(R)
MFS/ Sun Life Global Growth - S Class**	- S Class*
MFS/ Sun Life Massachusetts Investors Growth	PIMCO VIT Total Return Portfolio
Stock - S Class	Medium-Quality Intermediate-Term Bond Funds
MFS/ Sun Life Strategic Growth - S Class	MFS/ Sun Life Bond - S Class**
Oppenheimer Global Securities Fund/VA*	MFS/ Sun Life Strategic Income - S Class**
Mid-Cap Value Equity Funds	Low-Quality Short-Term Bond Fund
Franklin Templeton VIP Trust Mutual	MFS/ Sun Life High Yield - S Class
Shares Securities Fund, Class 2	Low-Quality Intermediate-Term Bond Fund
Lord Abbett Series Fund Mid Cap Value Portfolio	PIMCO VIT Emerging Markets Bond Portfolio*
MFS/ Sun Life Mid Cap Value - S Class**	Money Market Fund
MFS/ Sun Life Money Market - S Class

*   Available for investment beginning on February 2, 20043.

** Not available for investment on Contracts purchased on or after February 2, 20043.

In addition, effective February 2, 2004, the name of the MFS Regatta Masters Choice NY Prospectus will be changed to "Sun Life Financial Masters Choice NY." All reference to "MFS Regatta Masters Choice NY" throughout the prospectus will therefore be changed to "Sun Life Financial Masters Choice NY."

PART C

OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS
(a)	The following Financial Statements are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-107983, filed October 31, 2003:

	A.	Condensed Financial Information - Accumulation Unit Values

(Part A)

	B.	Financial Statements of the Depositor (Part B)

Audited:

		1.	Consolidated Statements of Income, Years Ended December 31, 2002, 2001 and 2000;
		2.	Consolidated Balance Sheets, December 31, 2002 and 2001,
		3.	Consolidated Statements of Comprehensive Income, Years Ended December 31, 2002, 2001 and 2000
		4.	Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2002, 2001 and 2000;
		5.	Consolidated Statements of Cash Flows, Years Ended December 31, 2002, 2001 and 2000;
		6.	Notes to Consolidated Financial Statements; and
		7.	Independent Auditors' Report.

	C.	Financial Statements of the Registrant (Part B)

		1.	Statement of Condition, December 31, 2002;
		2.	Statement of Operations, Year Ended December 31, 2002;
		3.	Statements of Changes in Net Assets, Years Ended December 31, 2002 and December 31, 2001;
		4.	Notes to Financial Statements; and
		5.	Independent Auditors' Report.
(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

(1)

Resolution of the Board of Directors of the depositor dated December 3, 1984, authorizing the establishment of the Registrant (Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000);

(2)	Not applicable;

(3)(a)

Marketing Coordination Agreement between the Depositor, MFS Fund Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000);

(3)(b)(i)

Specimen Sales Operations and General Agent Agreement (Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000);

(3)(b)(ii)

Specimen Broker-Dealer Supervisory and Service Agent Agreement (Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000);

(3)(b)(iii)

Specimen Broker-Dealer Supervisory and Service Agent Agreement (Type 4) (Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000);

(4)

Specimen Flexible Payment Deferred Combination Variable and Fixed Individual Annuity Contract (Incorporated by reference to the Registration Statement of the Registrant on Form N-4, File No. 333-107983, filed August 14, 2003);

(5)

Specimen Application used with the variable annuity contract filed as Exhibit (4) (Incorporated by reference to the Registration Statement of the Registrant on Form N-4, File No. 333-107983, filed August 14, 2003);

(6)

Declaration of Intent and Charter and By-Laws of the Depositor (Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000);

(7)	Not Applicable;

(8)(a)(i)

Participation Agreement by and between The Alger American Fund, Sun Life Assurance Company of Canada (U.S.), and Fred Alger and Company, Incorporated (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(a)(ii)

Amendment No. 1 dated April 17, 2000 to Participation Agreement (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed November 6, 2002);

(8)(b)(i)

Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable, Insurance Trust, Goldman Sachs & Co. and Sun Life Assurance Company of Canada (U.S.) (Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(b)(ii)

Amendment No. 3 dated April 17, 2000 to Participation Agreement (Incorporated by referenceto Post-Effective Amendment No. 23 to Registration Statement on Form N-4, File No. 333-67864, filed November 6, 2002);

(8)(c)

Participation Agreement dated February 17, 1998 by and among MFS/Sun Life Services Trust, Sun Life Assurance Company of Canada (U.S.) and Massachusetts Financial Services Company (Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(d)

Participation Agreement dated April 17, 2000 by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Insurance and Annuity Company of New York on behalf of itself and its separate accounts, and Clarendon Insurance Agency, Inc. (Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4, File No. 333-67864, filed November 6, 2002);

(8)(e)

Participation Agreement dated August 18, 1999 by and among Sun Life Assurance Company of Canada (U.S.), Sun Capital Advisers Trust and Sun Capital Advisers, Inc. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-82957, filed February 3, 2000);

(8)(f)(i)

Participation Agreement dated April 30, 2001 by and among Rydex Variable Trust, Rydex Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.). (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed July 27, 2001);

(8)(f)(ii)

Amendment No. 3 dated September 1, 2001 to Participation Agreement (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed November 6, 2002);

(8)(g)(i)

Participation Agreement dated April 15, 2001 by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed July 27, 2001);

(8)(g)(ii)

Amendment No. 1 dated September 1, 2001 to Participation Agreement (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed November 6, 2002);

(8)(h)

Participation Agreement dated February 15, 2002 among Variable Insurance Products Funds, Fidelity Distributors Corporation and Sun Life Insurance and Annuity Company of New York (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed November 6, 2002);

(8)(i)

Participation Agreement dated September 1, 2001 by and among Sun Life Insurance and Annuity Company of New York, Clarendon Insurance Agency, Inc., Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed November 6, 2002);

(8)(j)(i)

Participation Agreement dated February 17, 1998 by and among Lord Abbett Series Fund Inc., Lord Abbett & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed November 6, 2002);

(8)(j)(ii)

Amendment No. 1 dated April 17, 2000 to Participation Agreement (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed November 6, 2002);

(8)(k)

Participation Agreement dated September 16, 2002 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated by reference to Registration Statement on Form N-4, File Nos. 333-102278, filed December 31, 2002);

(8)(l)

Participation Agreement by and among Wanger Advisors Trust, Liberty Funds Distributors, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated by reference to Registration Statement on Form N-4, File Nos. 333-102274, filed December 31, 2002;

(9)

Opinion and Consent of Counsel as to legality of securities being registered and Consent to its use (Filed as Exhibit 9 to the Registration Statement on Form N-4, File No. 333-107983, filed on August 14, 2003);

(10)(a)	Consent of Independent Auditors (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-107983, filed October 31, 2003);

(10)(b)	Representation of Counsel Pursuant to Rule 485(b)*;

(11)	None;

(12)	Not Applicable;

(13)

Schedule for Computation of Performance Quotations Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037; filed April 24, 1998);

(14)	Not Applicable

(15)	Powers of Attorney (Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-4, File No. 333-100475 filed December 8, 2003);

(16)

Organizational Chart (Incorporated by reference to Exhibit 16 to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File Nos. 333-107983, 811-04440, filed October 31, 2003);

(17)

Resolution of the Board of Directors of the depositor dated July 24, 2003, authorizing the use of powers of attorney for Officer signatures (Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-4, File No. 333-100475 filed December 8, 2003).

* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR
Name and	Principal Positions and Officers
Business Address	With Depositor

Donald A. Stewart	Director
150 King Street West
Toronto, Ontario
Canada M5H 1J9

C. James Prieur	Chairman and Director
150 King Street West
Toronto, Ontario
Canada M5H 1J9

James A. McNulty, III	Director
12 Wild Holly Lane
Medfield, MA 02052

David D. Horn	Director
257 Lake Street
P.O. Box 24
New Vineyard, ME 04956

Leila Heckman, Ph.D	Director
Heckman Global Advisors
230 Park Avenue, Suite 865
New York, NY 10169

Donald B. Henderson, Jr.	Director
LeBoeuf, Lamb, Greene & MacRae
125 West 55th Street, 15th Floor
New York, NY 10019

Peter R. O'Flinn	Director
LeBoeuf, Lamb, Greene & MacRae
125 West 55th Street, 15th Floor
New York, NY 10019

Fioravante G. Perrotta	Director
4231 Crayton Road
Naples, FL 34103

S. Caesar Raboy	Director
220 Boylston Street
Boston, MA 02110

Robert C. Salipante	President & Director
One Sun Life Executive Park
Wellesley Hills, MA 02481

Barbara Z. Shattuck	Director
Shattuck Hammond Partners LLC
630 Fifth Avenue, Suite 2950
New York, NY 10019

William W. Stinson	Director
1001 13th Avenue S.W.
Calgary, Alberta
Canada T2R 0L5

David K. Stevenson	Director
359 Grove Street
Needham, MA 02492

James C. Baillie	Director
Torys LLP
Suite 3000, 79 Wellington Street West
Box 270, TD Centre
Toronto, Ontario MSK 1N2

Claude A. Accum	Vice President and Chief Actuary
One Sun Life Executive Park
Wellesley Hills, MA 02481

Michael E. Shunney	Vice President, Group Insurance
One Sun Life Executive Park
Wellesley Hills, MA 02481

James M.A. Anderson	Vice President, Investments
One Sun Life Executive Park
Wellesley Hills, MA 02481

Ellen B. King	Assistant Vice President and Senior Counsel and
One Sun Life Executive Park	Secretary
Wellesley Hills, MA 02481

Gary Corsi	Vice President & Chief Financial Officer &
One Sun Life Executive Park	Treasurer
Wellesley Hills, MA 02481

Philip K. Polkinghorn	Vice President, Annuities
112 Worcester Street
Wellesley Hills, MA 02481

Nancy L. Conlin	Vice President and Chief Counsel
One Sun Life Executive Park
Wellesley Hills, MA 02481

Mark W. DeTora	Vice President, Individual Insurance
One Sun Life Executive Park
Wellesley Hills, MA 02481

Janet V. Whitehouse	Vice President, Human Resources &
One Sun Life Executive Park	Administrative Services
Wellesley Hills, MA 02481

John R. Wright	Executive Vice President, Sun Life Financial U.S.
One Sun Life Executive Park	Operations
Wellesley Hills, MA 02481

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

The organization chart of Sun Life Assurance Company of Canada is filed as Exhibit 16 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File Nos. 333-107983, 811-04440, filed October 31, 2003.

None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

.

Item 27. NUMBER OF CONTRACT OWNERS

As of December 4, 2003 there were 0 qualified and 2 non-qualified Contracts issued by the Depositor with respect to the securities registered pursuant to this Registration Statement.

Item 28. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (N.Y.) of expenses incurred or paid by a director, officer, or controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, H and I, Sun Life (N.Y.) Variable Accounts A, B and C, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account, and Managed Sectors Variable Account.
Name and Principal	Positions and Officers
Business Address*	with Underwriter

Jane P. Wolak	President
Jane F. Jette	Financial/Operations Principal and Treasurer
James M.A. Anderson	Director
Gary Corsi	Director
Ellen B. King	Clerk
Norton A. Goss, II	Director, Vice President & Chief Compliance Officer
Michael L. Gentile	Vice President
John E. Coleman	Vice President
Nancy C. Atherton	Assistant Vice President and Tax Officer
Imants Saksons	Vice President

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* The principal business address of all directors and officers of the principal underwriter, except for Ms. Wolak, is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The principal business address of Ms. Wolak is 112 Worcester Street, Wellesley Hills, MA

(b) Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Insurance and Annuity Company of New York, in whole or in part, at its Home Office at 122 East 42nd Street, Suite 1900, New York, New York 10017, at the offices of Clarendon Insurance Agency, Inc. at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or at the offices of Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:
(a)

To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)

To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)

Representation with respect to Section 26(e) of the Investment Company Act of 1940: Sun Life (N.Y.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485 (b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 8th day of December, 2003.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
(Registrant)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Depositor)

By: /s/ ROBERT C. SALIPANTE*
Robert C. Salipante
President and Director
*By:	/s/ EDWARD M. SHEA
Edward M. Shea
Attoney-in-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.
SIGNATURE	TITLE	DATE

/s/ ROBERT C. SALIPANTE*	President and Director	December 8, 2003
Robert C. Salipante	(Principal Executive Officer)

/s/ GARY CORSI*	Vice President & Chief Financial Officer &	December 8, 2003
Gary Corsi	Treasurer
(Principal Financial and Accounting Officer)

/s/ EDWARD M. SHEA	Attorney-in-Fact for:	December 8, 2003
Edward M. Shea	*C. James Prieur, Chairman and Director
*Donald A. Stewart, Director
*Donald B. Henderson, Jr., Director
*Leila Heckman, Director
*Peter R. O'Flinn, Director
*Fioravante G. Perrotta, Director
*David K. Stevenson, Director
*James C. Baillie, Director
*David D. Horn, Director
*Barbara Z. Shattuck, Director
*James A. McNulty, III, Director
*S. Caesar Raboy, Director
*William W. Stinson, Director
*Robert C. Salipante, President and Director
*Gary Corsi, Vice President & Chief Financial
Officer and Treasurer

* Edward M. Shea has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such Officers and Directors and incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-100475, filed December 8, 2003. In addition, Mr. Shea's power of attorney to sign on behalf of Mr. Salipante and Mr. Corsi has been authorized by the Board of Directors pursuant to the resolution referenced in Exhibit 17 to this Post-Effective Amendment.

EXHIBITS
Item:

(10)(b)	Representation of Counsel Pursuant to Rule 485(b)